Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of future aggregate minimum lease payment under non cancellable operating leases
	06.30.2026	06.30.2025	06.30.2024
No later than 1 year	53,574	48,400	26,645
Later than 1 year and not later than 5 years	36,265	40,747	51,178
More than 5 years	29,048	14,196	30,016
	118,887	103,343	107,839

Schedule of rental income from investment properties
	06.30.2026	06.30.2025	06.30.2024
No later than 1 year	55,954	71,766	78,519
Later than 1 year and not later than 5 years	45,739	68,218	61,125
More than 5 years	677	781	386
	102,370	140,765	140,030

Schedule of future aggregate minimum lease proceeds under non-cancellable operating leases
	06.30.2026	06.30.2025	06.30.2024
No later than 1 year	3,520	3,438	4,643
Later than 1 year and not later than 5 years	3,802	6,217	12,309
	7,322	9,655	16,952